Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
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Details Information About Intangible Assets
Details of intangible assets

$ in thousands	Software and Patents	Assets under construction	Total
Net book value as of January 1, 2018	811	619	1,431

Additions to intangible assets	14	103	117
Disposal of intangible assets	(7)	—	(7)
Reclassification	6	—	6
Depreciation expense	(217)	—	(217)
Translation adjustments	(30)	(31)	(61)

Net book value as of December 31, 2018	577	691	1,268

Gross value at end of period	2,454	691	3,146
Accumulated depreciation and impairment at end of period	(1,878)	—	(1,878)
Net book value as of January 1, 2019	577	691	1,268

Additions to intangible assets	84	(2)	82
Disposal of intangible assets	(50)	—	(50)
Reclassification	6	—	6
Depreciation expense	(174)	—	(174)
Translation adjustments	(12)	(12)	(24)

Net book value as of December 31, 2019	431	677	1,108

Gross value at end of period	2,448	677	3,125
Accumulated depreciation and impairment at end of period	(2,017)	—	(2,017)
Net book value as of January 1, 2020	431	677	1,108

Additions to intangible assets	558	(41)	517
Disposal of intangible assets	—	—	—
Reclassification	76	—	76
Depreciation expense	(206)	—	(206)
Translation adjustments	30	59	89

Net book value as of December 31, 2020	889	695	1,584

Gross value at end of period	3,309	695	4,004
Accumulated depreciation and impairment at end of period	(2,419)	—	(2,419)